Offerings	Sep. 29, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.0001 per share(1)(2)
Maximum Aggregate Offering Price	$ 19,166,665
Amount of Registration Fee	$ 2,934.42
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”), as amended.Pursuant to Rule 416 under the Securities Act, as amended, there is also being registered hereby such indeterminate number of additional Class A Ordinary Shares of the Registrant as may be issued or issuable because of share splits, share dividends, or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.0001 per share(3)
Maximum Aggregate Offering Price	$ 21,361,110
Amount of Registration Fee	$ 3,270.39
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”), as amended.Reflects the resale by the selling shareholders set forth herein of 4,272,222 Class A Ordinary Shares.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Representative's Warrant
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Amount of Registration Fee	$ 0
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”), as amended.No separate registration fee required pursuant to Rule 457(g) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.0001 per share, issuable upon exercise of Representative's Warrant(5)
Maximum Aggregate Offering Price	$ 666,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 101.96
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”), as amended.The Representative’s Warrants are exercisable for up to 3.33% of the number of Class A Ordinary Shares issued in the public offering, not including Class A Ordinary Shares that may be purchased from us upon the exercise of the over-allotment option by the underwriters, at a per share exercise price equal to 120% of the per share offering price of the Class A Ordinary Shares in the public offering.